Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of mandatory interpretations and amendments

Amendments and improvements	Description	Mandatory for annual periods beginning on or after
Amendment to IAS 12 – Deferred taxes related to assets and liabilities that arise from a single transaction.	These amendments require companies to recognize deferred taxes on transactions that result in equal amounts in taxable and deductible temporary differences in the initial recognition.	01-01-2023
Amendment to IAS 12 "Income Taxes" on International Tax Reform - Pillar Two Model Rules.	This amendment provides companies with a temporary exemption from accounting for deferred taxes arising from the Organization for Economic Cooperation and Development (OECD) international tax reform. The amendments also introduce specific disclosure requirements for affected companies.	01-01-2023

Schedule of interpretations and amendments issued, but not effective

Standards and Interpretations	Description	Mandatory for annual periods beginning on or after
Amendments to IAS 1 "Presentation of Financial Statements" about the classification of liabilities.	This amendment clarifies that liabilities are classified as either current or non-current, depending on their rights as of the reporting date. The classification is not affected by the expectations of the entity or events after the reporting date. For example, the receipt of a waiver or non-compliance with an agreement. The amendment also clarifies what IAS 1 means when it refers to the “settlement" of a liability. The amendment should be applied retrospectively in accordance with IAS 8.	01-01-2024
Amendment to IAS 1 “Non-current liabilities with covenants”.	The amendment is aimed at improving the information that an entity provides when the payment terms of its liabilities can be deferred depending on compliance with covenants within the twelve months following the date of issue of the financial statements.	01-01-2024
Amendments to IFRS 16 “Leases”	On sales with leaseback, which explains how an entity should recognize the rights to use the asset and how the gains or losses from the sale and leaseback should be recognized in the financial statements.	01-01-2024
Amendments to IAS 7 "Statement of Cash Flows" and IFRS 7 "Financial Instruments: Disclosures" on supplier financing arrangements.	These amendments require disclosures that improve the transparency of supplier financing arrangements and their effects on a company's liabilities, cash flows and exposure to liquidity risk.	01-01-2024
Amendments to IAS 21 - Lack of exchangeability.	This amendment affects an entity that has a transaction in a foreign currency that cannot be exchanged with another currency for a specific purpose as of the measurement date. One currency is exchangeable into another when the other currency can be obtained with a normal administrative delay, and the transaction is performed using a market or exchange mechanism that creates enforceable rights and obligations. This amendment contains instructions regarding the exchange rate to be used when the currency is not exchangeable, as previously described. Early adoption is permitted.	01-01-2025

Classification of balances as current and non-current
3.1    Classification of balances as current and non-current
In the consolidated statement of financial position, balances are classified in consideration of their recovery maturity dates; i.e., those maturing within a period equal to or less than 12 months are classified as current counted from the closing date of the consolidated financial statements and those with maturity dates exceeding the aforementioned period are classified as non-current.
The exception to the foregoing relates to deferred taxes, which are classified as non-current, regardless of the maturity they have.

Functional and presentation currency
3.2    Functional and presentation currency
The Company’s consolidated financial statements are presented in United States dollars, without decimal places, which is the Company’s functional and presentation currency and is the currency of the main economic environment in which it operates. Consequently, the term foreign currency is defined as any currency other than the U.S. dollar.

Accounting policy for foreign currency translation
3.3    Accounting policy for foreign currency translation
(a)SQM group entities:
The revenue, expenses, assets and liabilities of all entities that have a functional currency other than the presentation currency are converted to the presentation currency as follows:
-Assets and liabilities are converted at the closing exchange rate prevailing on the reporting date.
-Revenues and expenses of each statement of income account are converted at monthly average exchange rates.
-All resulting foreign currency translation gains and losses are recognized as a separate component in translation reserves.
In consolidation, foreign currency differences arising from the translation of a net investment in foreign entities are recorded in shareholder’s equity (“foreign currency translation reserve”). At the date of disposal, such foreign currency translation differences are recognized in the statement of income as part of the gain or loss from the sale.
The main exchange rates and UF used to translate monetary assets and liabilities, expressed in foreign currency at the end and average of each period in respect to U.S. dollars, are as follows:

	Closing exchange rates		Average exchange rates
Currencies	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$
Brazilian real	4.85	5.28	4.90	5.25
New Peruvian sol	3.70	3.81	3.73	3.83
Japanese yen	140.90	131.32	143.94	134.70
Euro	0.90	0.93	0.92	0.94
Mexican peso	16.92	19.50	17.18	19.60
Australian dollar	1.46	1.47	1.49	1.48
Pound Sterling	0.78	0.83	0.79	0.82
South African rand	18.27	17.01	18.61	17.28
Chilean peso	877.12	855.86	875.06	873.81
Chinese yuan	7.12	6.92	7.15	6.98
Indian rupee	83.21	82.73	83.26	82.52
Thai Baht	34.36	34.64	34.95	34.76
Turkish lira	29.52	18.71	29.09	18.66
Korean Won	1,290.70	1,259.98	1,304.17	1,291.64
Indonesian Rupiah	15,399.00	15,570.00	15,502.63	15,596.90
United Arab Emirates dirham	3.67	3.67	3.67	3.67
Polish Zloty	3.93	4.37	3.97	4.42
UF (*)	41.94	41.02	42.04	40.18
________________________________________________
(*)US$ per UF
(b)Transactions and balances
The Company’s non-monetary transactions in currencies other than the functional currency (Dollar) are translated to the respective functional currencies of Group entities at the exchange rate on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency at the exchange rate at that date. All differences are recorded in the statement of income except for all monetary items that provide an effective hedge for a net investment in a foreign operation. These items are recognized in other comprehensive income until disposal of the investment, when they are recognized in the statement of income. Charges and credits attributable to foreign currency translation differences on those hedge monetary items are also recognized in other comprehensive income.
Non-monetary assets and liabilities that are measured at historical cost in a foreign currency are retranslated to the functional currency at the historical exchange rate of the transaction. Non-monetary items that are measured based on fair value in a foreign currency are translated using the exchange rate at the date on which the fair value is determined.

Consolidated statement of cash flows
3.4    Consolidated statement of cash flows
Cash equivalents correspond to highly liquid short-term investments that are easily convertible into known amounts of cash and subject to insignificant risk of changes in their value and mature in less than three months from the date of acquisition of the instrument.
For the purposes of the statement of cash flows, cash and cash equivalents comprise cash and cash equivalents as defined above.
The statement of cash flows present cash transactions performed during the period, determined using the direct method.

Other (outflows) inflows of cash from operating activities is composed as follows:

For the year ended	December 31, 2023	December 31, 2022	December 31, 2021
Banking expenses	(15,603)	(3,783)	(1,921)
Tax credits	(3,353)	(3,474)	(2,403)
Government grants	24,387	—	—
Value added tax	(298,076)	120,283	80,503
Cost of bond issuance	(18,346)	(2,566)	(16,570)
	(310,991)	110,460	59,609

Financial assets accounting policy
3.5    Financial assets accounting policy
Management determines the classification of its financial assets at fair value (either through other comprehensive income, or through profit or loss), and at amortized cost. The classification depends on the business model of the entity to manage the financial assets and the contractual terms of the cash flows.
The initial value of the Company's financial assets valued at fair value through other comprehensive income includes the transaction costs that are directly attributable to acquiring that financial asset on the date the Company commits to acquiring it, whereas the transaction costs for financial assets valued at fair value through profit or loss are expensed. The initial value of trade and other receivables that do not include a significant financial component is their transaction price.
After initial recognition, the Company measures its financial assets according to the Company’s business model for managing its financial assets and the contractual terms of its cash flows:
(a)Financial debt instruments measured at amortized cost. Financial assets that meet the following conditions are included in this category (i) the business model that supports it aims to maintain the financial assets to obtain the contractual cash flows and (ii) the contractual conditions of the financial asset give place, on specified dates, to cash flows that are only payments of the principal and interest on the outstanding principal amount. The Company’s financial assets that meet these conditions are: (i) cash equivalents; (ii) related party receivables; (iii) trade debtors; (iv) other receivables.
(b)Financial instruments at fair value. A financial asset should be measured at fair value through income or fair value through other comprehensive income, depending on the following:
(i)"Fair value through other comprehensive income": Assets held to collect contractual cash flows and to be sold, where the asset cash flows are only capital and interest payments, are measured at fair value through other comprehensive income. Changes in book values are through other comprehensive income, except for the recognition of impairment losses, interest income and exchange gains and losses, which are recognized in the income statement. When a financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to the income statement. Interest income from these financial assets is included in financial income using the effective interest method.
(ii)"Fair value through profit or loss": Assets that do not meet the amortized cost or "Fair value through other comprehensive income" criteria are valued at "Fair value through income".
(c)Financial equity instruments at fair value through other comprehensive income. Equity instruments that are not classified as held for trading and which the Group has irrevocably chosen to recognize in this category from its initial recognition to the reporting date. Amounts presented in other comprehensive income will not be subsequently transferred to the statement of income.

Financial assets impairment
3.6    Financial assets impairment
The Company evaluates expected credit losses associated with its debt instruments carried at amortized cost and fair value through other comprehensive income. The impairment method used depends on whether there has been a significant increase in credit risk.
The Company assumes that the credit risk of a financial asset has increased significantly when it is more than 30 days past due. It is in default when the financial asset is more than 90 days past due and an individual analysis has concluded that it has a negative credit impairment.
–Significant financial hardship
–Breach of contract due to default
–Probability of going bankrupt
The Company assesses the credit impairment of its receivables as of each reporting date. A financial asset has credit impairment when one or more events have a negative impact on the expected cash flows from it. Evidence of credit impairment for a debtor is as follows:
The Company applies the simplified approach to measure expected credit losses using the lifetime expected loss on all trade receivables. Expected credit losses are measured by grouping receivables by their shared credit risk characteristics and days overdue.
The Company has concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for these assets. Expected loss rates are based on sales payment profiles and historical credit losses within this period. Historical loss rates are adjusted to reflect current expectations and information regarding macroeconomic factors that affect the ability of customers to meet their commitments. Impairment losses from receivables and contract assets are shown as net impairment losses in the line “Impairment of financial assets and reversal of impairment losses,” see Note 21.7. Any subsequent recoveries of financial assets previously charged off are credited to the same line.
The gross value of a financial asset is charged off to the income statement when the Company has no reasonable expectation of recovering all or a portion of it, following an individual analysis prepared by management.
Financial liabilities
3.7    Financial liabilities
Management accounts for its financial liabilities at amortized cost.
Upon initial recognition, the Company measures its financial liabilities by their fair value less the transaction costs that are directly attributable to the acquisition of the financial liability. The Company subsequently measures its financial liabilities at amortized cost.
Financial liabilities measured at amortized cost are commercial accounts payable and other accounts payable and other financial liabilities.
Amortized cost is based using the effective interest rate method. Amortized cost is calculated by considering any premium or discount on the acquisition and includes transaction costs that are an integral part of the effective interest rate.

Estimated fair value of financial instruments
3.8    Estimated fair value of financial instruments
The fair value of financial assets and liabilities is estimated using the following information. Although the data represent Management's best estimates, it is subjective and involves significant estimates regarding current economic conditions, market conditions and risk characteristics.
Methodologies and assumptions used depend on the risk terms and characteristics of instruments and include the following as a summary:
Fair value estimation
Financial assets and liabilities measured at fair value consist of forwards hedging the mismatch in the balance sheet and cash flows, options hedging the mismatch in the balance sheet and cross currency swaps to hedge bonds issued in local currency (Peso/UF).
The fair value of the Company’s assets and liabilities recognized by cross currency swaps contracts is calculated as the difference between the present value of discounted cash flows of the asset (Peso/UF) and liability (Dollar) parts of the derivative. In the case of the IRS, the asset value recognized is calculated as the difference between the discounted cash flows of the asset (variable rate) and liability (fixed rate) parts of the derivative. Forwards are calculated as the difference between the strike price of the contract and the spot price plus the forwards points at the date of the contract. Financial options: the value recognized is calculated using the Black-Scholes method.
In the case of CCS, the entry data used for the valuation models are UF, Peso, Dollar and basis swap rates. In the case of fair value calculations for interest rate swaps, the Forward Rate Agreement rate and ICVS 23 Curve (Bloomberg: cash/deposits rates, futures, swaps). In the case of forwards, the forwards curve for the currency in question is used. Finally, for options, the spot price, risk-free rate and volatility of exchange rate are used, all in accordance with the currencies used in each valuation. The financial information used as entry data for the Company’s valuation models is obtained from Bloomberg, the well-known financial software company. Conversely, the fair value provided by the counterparties of derivatives contracts is used only as a control and not for valuation purposes.
Fair value estimates for disclosure purposes
•Cash equivalent approximates fair value due to the short-term maturities of these instruments.
•Fair value of current trade receivables is considered to be equal to the carrying amount due to the maturity of such accounts at short-term.
•Payables, current lease liabilities and other current financial liabilities’s fair value equal to book value due to the short-term maturity of these accounts.
•The fair value of the debt (long-term secured and unsecured debentures; bonds denominated in local currency (Peso/UF) and foreign currency (Dollar), borrowings denominated in foreign currency (Dollar) of the Company are calculated at current value of cash flows subtracted from market rates upon valuation, considering the terms of maturity and exchange rates. The UF and Peso rate curves are used as inputs for the valuation model. This information is obtained through from the renowned financial software company, Bloomberg, and the Chilean Association of Banks and Financial Institutions.

Reclassification of financial instruments
3.9    Reclassification of financial instruments
When the Company changes its business model for managing financial assets, it will reclassify all its financial assets affected by the new business model. Financial liabilities cannot be reclassified.

Financial instruments derecognition
3.10    Financial instruments derecognition
The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred; and the control of the financial assets has not been retained.
The Company derecognizes a financial liability when its contractual obligations or a part of these are discharged, paid to the creditor or legally extinguished from the principle responsibility contained in the liability.

Derivative and hedging financial instruments
3.11    Derivative and hedging financial instruments
Derivative financial instruments are recognized initially at fair value as of the date on which the derivatives contract is signed and, they are subsequently assessed at fair value. The method for recognizing the resulting gain or loss depends on whether the derivative has been designated as an accounting hedge instrument and, if so, it depends on the type of hedging, which may be as follows:
a)Fair value hedge of assets and liabilities recognized (fair value hedges).
b)Hedging of a single risk associated with a recognized asset or liability or a highly probable forecast transaction (cash flow hedge).
At the beginning of the transaction, the Company documents the relationship that exists between hedging instruments and hedged items, as well as their objectives for risk management purposes and strategy to conduct the different hedging operations.
The Company also documents its evaluation both at the beginning and at the end of each period if the derivatives used in hedging transactions are highly effective to offset changes in the fair value or in cash flows of hedged items.
The fair value of derivative instruments used for hedging purposes is shown in Note 12.3.
Derivatives that are not designated or do not qualify as hedging derivatives are classified as current assets or liabilities, and changes in the fair value are directly recognized through income.
a)Fair value hedge
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the statement of income, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The gain or loss relating to the effective portion of interest rate swaps that hedge fixed rate borrowings is recognized in the statement of income within finance costs, together with changes in the fair value of the hedged fixed rate borrowings attributable to interest rate risk. The gain or loss relating to the ineffective portion is recognized in income within other income or other expenses captions. If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest method is used is amortized to income over the period to maturity using a recalculated effective interest rate.
b)Cash flow hedges
The effective portion of the gain or loss on the hedging instrument is initially recognized with a debit or credit to other comprehensive income, while any ineffective portion is immediately recognized to income, as appropriate, depending on the nature of the hedged risk. The amounts accumulated in other comprehensive income are carried over to results when the hedged items are settled or when these have an impact on income.
When a hedging instrument no longer meets the criteria for hedge accounting, any cumulative deferred gain or loss and deferred costs of hedging in equity at that time remains in equity until the forecast transaction occurs.
When the forecast transaction is no longer expected to occur, the cumulative gain or loss and deferred costs of hedging that were reported in other comprehensive income are immediately reclassified to the statement of income.
Derivative financial instruments not considered as hedges
3.12    Derivative financial instruments not considered as hedges
Derivative financial instruments not considered as hedges are recognized at fair value with the effect in the statement of income for the year. The Company has derivative financial instruments to hedge foreign currency risk exposure.
The Company continually evaluates the existence of embedded derivatives in both its contracts and in its financial instruments. As of December 31, 2023, and 2022, the Company does not have any embedded derivatives.

Deferred acquisition cost from insurance contracts
3.13    Deferred acquisition cost from insurance contracts
Acquisition costs from insurance contracts are classified as prepayments and correspond to insurance contracts in force, recognized using the straight-line method and on an accrual basis independent of payment date. These are recognized under other non-financial assets current.

Leases
3.14    Leases
(a)Right-of-use assets
The Company recognizes right-of-use assets on the initial lease date (i.e., the date on which the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, adjusted by any new measurement of the lease liability. The cost of right-of-use assets includes the amount of recognized lease liabilities, direct initial costs incurred and lease payments made on the start date or sooner, less the lease incentives received. Unless the Company is reasonably sure it will take ownership of the leased asset at the end of the lease period, the assets recognized through right-of-use are depreciated in a straight line during the shortest period of their estimated useful life and lease period. Right-of-use assets are subject to impairment.
(b)Lease liabilities
On the lease start date, the Company recognizes lease liabilities measured at present value of lease payments that will be made during the lease period. Lease payments include fixed payments (including payments that are essentially fixed), less incentives for lease receivables, variable lease payments that are dependent on an index or rate and amounts that are expected to be paid as guaranteed residual value. Lease payments also include the exercise price of a purchase option if the Company is reasonably sure it will exercise this and penalty payments for terminating a lease, if the lease period reflects that the Company will exercise the option to terminate. Variable lease payments that are not dependent on an index or rate are recognized as expenses in the period that produces the event or condition that triggers payment.
When calculating the present value of lease payments, the Company uses the incremental borrowing rate on the initial lease date if the interest rate implicit in the lease cannot be determined easily. After the start date, the lease liability balance will increase to reflect the accumulation of interest and will diminish as lease payments are made. Furthermore, the book value of lease liabilities is remeasured in the event of an amendment, a change in the lease period, a change in the fixed lease payments in substance or a change in the assessment to buy the underlying asset.
Payments made that affect lease liabilities are presented as part of the financing activities in the cash flow statement.
(c)Short-term leases and low-value asset leases
The Company applies the short-term lease recognition exemption to leases with a lease term of 12 months or less starting on the start date and that don’t have a purchase option. It also applies the low-value asset lease recognition exemptions to leases less than the limit specified in the respective accounting standard. Lease payments in short-term leases and low-value asset leases are recognized as lineal expenses during the lease term.
(d)Significant judgments in the determination of the lease term for contracts with renewal options.
The Company determines the lease term as the non-cancellable period of the lease, together with periods covered by an option to extend the lease if it is reasonably certain that this will be exercised, or any period covered by an option to terminate the lease, if it is reasonably certain that this will not be exercised.
The Company has the option, under some of its leases, to lease assets for additional terms. The Company applies its judgment when assessing whether it is reasonably certain that it will exercise the option to renovate. In other words, it considers all the relevant factors that create an economic incentive for it to exercise the option to renovate. After the start date, the Company reevaluates the lease term if there is a significant event or change in the circumstances that are under its control and affect its capacity to exercise (or not exercise) the option to renovate.

Inventory measurement
3.15    Inventory measurement
The method used to determine the cost of inventories is the weighted average monthly cost of warehouse storage. In determining production costs for own products, the company includes the costs of labor, raw materials, materials and supplies used in production, depreciation and maintenance of the goods that participate in the production process, the costs of product movement necessary to maintain stock on location and in the condition in which they are found, and also includes the indirect costs of each task such as laboratories, process and planning areas, and personnel expenses related to production, among others.
For finished and in-process products, the company has three types of provisions, which are reviewed quarterly:
(a)Provision associated with the lower value of stock: The provision is directly identified with the product that generates it and involves three types: (i) provision of lower realizable value, which corresponds to the difference between the inventory cost of intermediary or finished products, and the sale price minus the necessary costs to bring them to the same conditions and location as the product with which they are compared; (ii) provision for future uncertain use that corresponds to the value of those products in process that are likely not going to be used in sales based on the company’s long-term plans; (iii) reprocessing costs of products that are unfeasible for sale due to current specifications.
(b)Provision associated with physical differences in inventory: A provision is made for differences that exceed the tolerance considered in the respective inventory process (physical and annual inventories are taken for the productive units in Chile and the port of Tocopilla; the business subsidiaries depend on the last zero ground obtained, but in general it is at least once a year), these differences are recognized immediately.
(c)Potential errors in the determination of stock: The company has an algorithm (reviewed at least once a year) that corresponds to diverse percentages assigned to each inventory based on the product, location, complexity involved in the associated measurement, rotation and control mechanisms.
Inventories of raw materials, materials and supplies for production are recorded at acquisition cost. Cyclical inventories are performed in warehouses, as well as general inventories every three years. Differences are recognized at the moment they are detected. The company has a provision based on quarterly calculations from percentages associated with each type of material (classification by warehouse and rotation), these percentages use the lower value resulting from deterioration or obsolescence as well as potential losses. This provision is reviewed at least annually, and considers the historical results obtained in the inventory processes.

Non-controlling interests
3.16    Non-controlling interests
Non-controlling interests are recorded in the consolidated statement of financial position within equity but separate from equity attributable to the owners of the Parent.

Related party transactions
3.17    Related party transactions
Transactions between the Company and its subsidiaries are part of the Company’s normal operations within its scope of business activities. Conditions for such transactions are those normally effective for those types of operations with regard to terms and market prices. The maturity conditions vary according to the originating transaction.

Property, plant and equipment
3.18    Property, plant and equipment
Property, plant and equipment are stated at acquisition cost, net of the related accumulated depreciation, amortization and impairment losses that they might have experienced.
In addition to the price paid for the acquisition of tangible property, plant and equipment, the Company has considered the following concepts as part of the acquisition cost, as applicable:
(a)Accrued interest expenses during the construction period that are directly attributable to the acquisition, construction or production of qualifying assets, which are those that require a substantial period prior to being ready for use. The interest rate used is that related to the project’s specific financing or, should this not exist, the average financing rate of the investor company.
Financing costs are not capitalized for periods that exceed the normal term of acquisition, construction or installation of an asset, such as delays, interruptions or temporary suspension of the project due to technical, financial or other problems that prevent the asset from reaching a usable condition.
(b)The future costs that the Company will have to experience, related to the closure of its facilities at the end of their useful life, are included at the present value of disbursements expected to be required to settle the and its subsequent variation is recorded directly in results.
Having initially recognized provisions for closure and refurbishment, the corresponding cost is capitalized as an asset in “Property, plant and equipment” and amortized in line with the amortization criteria for the associated assets.
Construction-in-progress is transferred to property, plant and equipment in operation once the assets are available for use and the related depreciation and amortization begins on that date.
Extension, modernization or improvement costs that represent an increase in productivity, ability or efficiency or an extension of the useful lives of property, plant and equipment are capitalized as a higher cost of the related assets. All the remaining maintenance, preservation and repair expenses are charged to expense as they are incurred.
The replacement of assets, which increase the asset’s useful life or its economic capacity, are recorded as a higher value of property, plant and equipment with the related derecognition of replaced or renewed elements.
Gains or losses which are generated from the sale or disposal of property, plant and equipment are recognized as income (loss) and calculated as the difference between the asset’s sales value and its net carrying value.
The cost of interest is recognized by applying an average or average weighted interest rate for all financing costs incurred by the Company to the final monthly balances for works underway and complies with the requirements of the required standard.

Depreciation of property, plant and equipment
3.19    Depreciation of property, plant and equipment
Property, plant and equipment are depreciated through the straight-line distribution of cost over the estimated technical useful life of the asset, which is the period in which the Company expects to use the asset. When components of one item of property, plant and equipment have different useful lives, they are recorded as separate assets and depreciated over their expected useful lives. Useful lives are reviewed on an annual basis.
Fixed assets located in the Salar de Atacama consider useful life to be the lesser value between the technical useful life and the years remaining until 2030.
In the case of certain mobile equipment, depreciation is performed depending on the hours of operation.

Goodwill
3.20    Goodwill
Goodwill acquired represents the excess in acquisition cost on the fair value of the Company’s ownership of the net identifiable assets of the subsidiary on the acquisition date. Goodwill acquired related to the acquisition of subsidiaries is included in the line item goodwill, which is subject to impairment tests annually or more frequently if events or changes in circumstances indicate that it might be impaired and is stated at cost less accumulated impairment losses. Gains and losses related to the sale of an entity include the carrying value of goodwill related to the entity sold.
This intangible asset is assigned to cash-generating units with the purpose of testing impairment losses. It is allocated based on cash-generating units expected to obtain benefits from the business combination from which the aforementioned goodwill acquired arose.

Intangible assets other than goodwill
3.21    Intangible assets other than goodwill
Intangible assets other than goodwill mainly relate to water rights, costs for rights of way for electricity lines, software and licensing costs, the development of computer software and mining property and concession rights.
(a)Water rights
Water rights acquired by the Company relate to water from natural sources and are recorded at acquisition cost. The Company separates water rights into:
i)Finite rights with amortization using the straight-line method, and
ii)Indefinite rights, which are not amortized, given that these assets represent rights granted in perpetuity to the Company and subject to an annual impairment assessment.
(b)Rights of way for electric lines
As required for the operation of industrial plants, the Company has paid rights of way in order to install wires for the different electric lines on third party land.
(c)Computer software
Licenses for IT programs acquired are capitalized based on their acquisition and customization costs. These costs are amortized over their estimated useful lives. The useful lives of IT programs are defined by their contracts or rights.
Expenses related to the development or maintenance of IT programs are recognized as an expense as and when incurred. Costs directly related to the production of unique and identifiable IT programs controlled by the Group, and which will probably generate economic benefits that are higher than its costs during more than a year, are recognized as intangible assets. Direct costs include the expenses of employees who develop information technology software and general expenses in accordance with corporate charges received.
The costs of development for IT programs are recognized as assets are amortized over their estimated useful lives.
(d)Mining property and concession rights
The Company holds mining property and concession rights from the Chilean and Western Australian Governments. Property rights from the State of Chile are usually obtained at no initial cost (other than the payment of mining patents and minor recording expenses) and once the rights on these concessions have been obtained, they are retained by the Company while annual patents are paid. Such patents, which are paid annually, are recorded as prepaid assets and amortized over the following twelve months. Amounts attributable to mining concessions acquired from third parties that are not from the Chilean Government are recorded at acquisition cost within intangible assets.
The finite useful life of mining properties is calculated using the productive unit method, except for the mining properties owned by Corfo, which have been leased to the Company and grant it the right to exclusively exploit them until December 31, 2030.

Research and development expenses	3.22 Research and development expenses Research and development expenses are charged to the statement of income in the period in which the expenditure was incurred.
Exploration and evaluation expenses
3.23    Exploration and evaluation expenses
The Company holds mining concessions for exploration and exploitation of ore, the Company gives the following treatment to the associated expenses:
Once the rights have been obtained, the Company records the disbursements directly associated with the exploration and evaluation of the deposit in execution as property, plant and equipment (construction in progress) at its cost. These disbursements include the following items: geological surveys, drilling, borehole extraction and sampling, activities related to the technical assessment and commercial viability of the extraction, and in general, any disbursement directly related to specific projects where the objective is to find ore resources. If the technical studies determine that the ore grade is not economically viable, the asset is directly charged to the statement of income. If determined otherwise, the asset described above is associated with the extractable ore tonnage which is amortized as it is used.
(a)Limestone and metallic exploration
These assets are included in Other non-current non-financial assets, and the portion related to the area to be exploited in the year is reclassified to Current inventories, if applicable. Costs related to metal exploration are charged to income in the period in which they are recognized if the project assessed doesn’t qualify as advanced exploration otherwise, these are amortized during the development stage.
(b)Exploration and evaluation at the Mt. Holland Project
Exploration and evaluation costs incurred prior to the commencement of mining are presented in Construction in progress, until mining had commenced, subsequently these are reclassified to Mining assets as part of its property, plant and equipment.

Impairment of non-financial assets
3.24    Impairment of non-financial assets
Assets subject to depreciation and amortization are also subject to impairment testing, provided that an event or change in the circumstances indicates that the amounts in the accounting records may not be recoverable, an impairment loss is recognized for the excess of the book value of the asset over its recoverable amount.
For assets other than goodwill, the Group annually assesses whether there is any indication that a previously recognized impairment loss may no longer exist or may have decreased. Should such indications exist, the recoverable amount is estimated.
The recoverable amount of an asset is the higher between the fair value of an asset or cash generating unit less costs of sales and its value in use, and is determined for an individual asset unless the asset does not generate any cash inflows that are clearly independent from other assets or groups of assets.
In evaluating value in use, estimated future cash flows are discounted using a pre-tax discount rate that reflects current market assessment, the value of money over time and the specific asset risks.
Impairment losses from continuing operations are recognized with a debit to the statement of income in the categories of expenses associated with the impaired asset function.
For assets other than goodwill, a previously recognized impairment loss is only reversed if there have been changes in the estimates used to determine the asset’s recoverable amount since the last time an impairment loss was recognized. If this is the case, the carrying value of the asset is increased to its recoverable amount. This increased amount cannot exceed the carrying value that would have been determined, net of depreciation, if an asset impairment loss had not been recognized in prior years. This reversal is recognized with a credit to the statement of income.
Assets with indefinite lives are assessed for impairment annually.

Minimum dividend
3.25    Minimum dividend
As required by Chilean law and regulations, our dividend policy is decided upon from time to time by our Board of Directors and is announced at the Annual Ordinary Shareholders’ Meeting, which is generally held in April of each year. Shareholder approval of the dividend policy is not required. However, each year the Board must submit the declaration of the final dividend or dividends in respect of the preceding year, consistent with the then-established dividend policy, to the Annual Ordinary Shareholders’ Meeting for approval. As required by the Chilean Companies Act, unless otherwise decided by unanimous vote of the holders of issued shares, we must distribute a cash dividend in an amount equal to at least 30% of our consolidated net income for that year unless and to the extent the Company has a deficit in retained earnings. (See Note 19.5).

Earnings per share
3.26    Earnings per share
The basic earnings per share amounts are calculated by dividing the net income for the year attributable to the ordinary owners of the parent by the weighted average number of ordinary shares outstanding during the year.

	For the year ended December 31
Earnings per Share	2023	2022	2021

Net income attributable to the owners of the parent (ThUS$)	923,191,000	3,906,311,000	585,454,000
Weighted average number of shares	285,638,456	285,638,456	278,157,812
Basic earnings per share (US$)	3.2320	13.6757	2.1048
Net income attributable to the owners of the parent (ThUS$)	923,191,000	3,906,311,000	585,454,000
Weighted average number of shares	285,638,456	285,638,456	278,157,812
Diluted earnings per share (US$)	3.2320	13.6757	2.1048

Series A common shares	142,819,552	142,819,552	142,819,552
Series B common shares	142,818,904	142,818,904	135,338,260
Total weighted average number of shares	285,638,456	285,638,456	278,157,812

The Company has no instruments that could potentially dilute earnings per share for the three years ended December 31, 2023.

Other provisions
3.27    Other provisions
Provisions are recognized when:
•The Company has a present, legal or constructive obligation as the result of a past event.
•It is more likely than not that certain resources must be used, to settle the obligation.
•A reliable estimate can be made of the amount of the obligation.
In the event that the provision or a portion of it is reimbursed, the reimbursement is recognized as a separate asset solely if there is certainty of income.
In the consolidated statement of income, the expense for any provision is presented net of any reimbursement.
Should the effect of the value of money over time be significant, provisions are discounted using a discount rate before tax that reflects the liability’s specific risks. When a discount rate is used, the increase in the provision over time is recognized as a finance cost.
The Company’s policy is to maintain provisions to cover risks and expenses based on a better estimate to deal with possible or certain and quantifiable responsibilities from current litigation, compensations or obligations, pending expenses for which the amount has not yet been determined, collaterals and other similar guarantees for which the Company is responsible. These are recorded at the time the responsibility or the obligation that determines the compensation or payment is generated.

Obligations related to employee termination benefits and pension commitments
3.28    Obligations related to employee termination benefits and pension commitments
Obligations towards the Company’s employees comply with the provisions of the collective bargaining agreements in force, which are formalized through collective employment agreements and individual employment.
These obligations are valued using actuarial calculations, according to the projected unit credit method which considers such assumptions as the mortality rate, employee turnover, interest rates, retirement dates, effects related to increases in employees’ salaries, as well as the effects on variations in services derived from variations in the inflation rate.
Actuarial gains and losses that may be generated by variations in defined, pre-established obligations are directly recorded in “Other comprehensive income”.
Actuarial losses and gains have their origin in deviations between the estimate and the actual behavior of actuarial assumptions or in the reformulation of established actuarial assumptions.
The above is applicable except in the United States, where our subsidiary SQM North America has established pension plans for its retired employees that are calculated by measuring the projected obligation using a net salary progressive rate net of adjustments for inflation, mortality and turnover assumptions, deducting the resulting amounts at present value. The net balance of this obligation is presented under the “Non-current provisions for employee benefits” (refer to Note 17.4).

Compensation plans
3.29    Compensation plans
Compensation plans implemented through benefits provided in share-based payments settled in cash are recognized in the financial statements at their fair value, in accordance with IFRS 2. Changes in the fair value of options granted are recognized with a charge to payroll in the statement of income (see Note 17.6).

Revenue recognition
3.30    Revenue recognition
Revenue is an amount that reflects the consideration that the Company expects to earn in exchange for the sale of goods and services in the regular course of business. Revenue is presented net of value added tax, estimated returns, rebates and discounts and after the elimination of sales among subsidiaries.
Revenues are recognized when the specific conditions for each income stream are met, as follows:
(a)Sale of goods
The sale of goods is recognized when the Company has delivered products to the customer, and there is no obligation pending compliance that could affect the acceptance of products by the customer. The delivery does not occur until products have been shipped to the customer or confirmed as received by the customer, and the related risks of obsolescence and loss have been transferred to the customer and the customer has accepted the products in accordance with the conditions established in the sale, when the acceptance period has ended, or when there is objective evidence that those criteria required for acceptance have been met.
Sales are recognized in consideration of the price set in the sales agreement, net of volume discounts and estimated returns at the date of the sale. Volume discounts are evaluated in consideration of annual foreseen purchases and in accordance with the criteria defined in agreements.
(b)Sale of services
Revenue associated with the rendering of services is recognized considering the degree of completion of the service as of the date of presentation of the consolidated classified statement of financial position, provided that the result from the transaction can be estimated reliably.
(c)Income from dividends
Income from dividends is recognized when the right to receive the payment is established.

Finance income and finance costs
3.31    Finance income and finance costs
Finance income is mainly composed of interest income from financial instruments such as term deposits and mutual fund deposits. Interest income is recognized in the statement of income at amortized cost, using the effective interest rate method.
Finance costs are mainly composed of interest on bank borrowing expenses, interest on bonds issued and interest capitalized for borrowing costs for the acquisition, construction or production or qualifying assets. Borrowing costs and bonds issued are also recognized in the statement of income using the effective interest rate method.

Current income tax and deferred
3.32    Current income tax and deferred
Corporate income tax for the year is determined as the sum of current and deferred income taxes from the different consolidated companies.
Current taxes are based on the application of the various types of taxes attributable to taxable income for the period. The Company periodically assesses the positions taken in the determination of taxes with respect to situations in which the applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. A provision is created if it is probable that a payment will be required to a taxation authority. The Company measures its tax balances based on the most likely amount or expected value, depending on which method provides a better prediction of the resolution of uncertainty.
Differences between the book value of assets and liabilities and their tax basis generate the balance of deferred tax assets or liabilities, which are calculated using the tax rates expected to be applicable when the assets and liabilities are realized.
In conformity with current tax regulations, the provision for corporate income tax and taxes on mining activity is recognized on an accrual basis, presenting the net balances of accumulated monthly tax provisional payments for the fiscal period and associated credits. The balances of these accounts are presented in current income taxes recoverable or current taxes payable, as applicable.
Current taxes and changes in deferred tax assets and liabilities that do not arise from business combinations are recognized in the statement of net income or in equity in the consolidated statement of financial position, depending on where the gains or losses that caused them were recognized.

Deferred tax assets and liabilities are offset when a legally enforceable right exists to offset tax assets with tax liabilities and the deferred tax is levied by the same tax authority on the same entity.

The recognized deferred tax liabilities refer to the amount of income tax to pay in a future period, related to taxable temporary differences.
Company does not recognize deferred tax liabilities for taxable temporary differences associated with investments in subsidiaries, branches and associates, or with interests in joint ventures, because in accordance with the standard, the following two conditions are jointly met:
i.the parent company, investor or participant is able to control the timing of the reversal of the temporary difference; and
ii.it is probable that the temporary difference will not be reversed in the foreseeable future.
Recognized deferred tax assets are income taxes recoverable in future periods, related to:
a)deductible temporary differences;
b)compensation for losses obtained in prior periods, which have not yet been subject to tax deduction; and
c)compensation for unused credits from prior periods.
The Company recognizes deferred tax assets when it has the certainty that they can be offset with tax income from subsequent periods, unused tax losses or credits to date, but only when this availability of future tax income is probable and can be used for offsetting these unused tax losses or credits.
Moreover, the Company does not recognize deferred tax assets for all the deductible temporary differences that originate from investments in subsidiaries, branches and associates, or from joint ventures, because it is unlikely that they meet the following requirements:
(i)temporary differences are reversed in the foreseeable future; and
(ii)there is taxable profit available against which temporary differences can be used.

Operating segment reporting
3.33    Operating segment reporting
IFRS 8 requires that companies adopt a management approach to disclose information on the operations generated by its operating segments. In general, this is the information that management uses internally for the evaluation of segment performance and making the decision on how to allocate resources for this purpose.
An operating segment is a group of assets and operations responsible for providing products or services subject to risks and performance that are different from those of other business segments. A geographical segment is responsible for providing products or services in a given economic environment subject to risks and performance that are different from those of other segments operating in other economic environments.
Allocation of assets and liabilities, to each segment is not possible given that these are associated with more than one segment, except for depreciation, amortization and impairment of assets, which are directly allocated in accordance with the criteria established in the costing process for product inventories to the corresponding segments.

Primary accounting criteria, estimates and assumptions
3.34    Primary accounting criteria, estimates and assumptions
Management is responsible for the information contained in these consolidated annual accounts, which expressly indicate that all the principles and criteria included in IFRS, as issued by the IASB, have been applied in full.
In preparing the consolidated financial statements of the Company and its subsidiaries, management has made significant judgments and estimates to quantify certain assets, liabilities, revenues, expenses and commitments included therein. Basically, these estimates refer to:
•Estimated useful lives are determined based on current facts and past experience and take into consideration the expected physical life of the asset, the potential for technological obsolescence, and regulations. (See Notes 3.21, 14 and 15).
•Impairment losses of certain assets - Goodwill and intangible assets that have an indefinite useful life are not amortized and are assessed for impairment on an annual basis, or more frequently if the events or changes in circumstances indicate that these may have deteriorated Other assets, including property, plant and equipment, exploration assets, goodwill and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts exceed their recoverable amounts. If an impairment assessment is required, the assessment of fair value or value in use often requires estimates and assumptions such as discount rates, exchange rates, commodity prices, future capital requirements and future operating performance. Changes in such estimates could impact the recoverable values of these assets. Estimates are reviewed regularly by management (See Notes 3.21, 14 and 15).
•Assumptions used in calculating the actuarial amount of pension-related and severance indemnity payment benefit commitments (See Note 17).
•Contingencies – The amount recognized as a provision, including legal, contractual, constructive and other exposures or obligations, is the best estimate of the consideration required to settle the related liability, including any related interest charges, considering the risks and uncertainties surrounding the obligation. In addition, contingencies will only be resolved when one or more future events occur or fail to occur. Therefore, the assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. The Company assesses its liabilities and contingencies based upon the best information available, relevant tax laws and other appropriate requirements (See Note 20). If the Company is unable to rationally estimate the obligation or concluded no loss is probable but it is reasonably possible that a loss may be incurred, no provision is recorded but disclosed in the notes to the consolidated financial statements.
•Volume determination for certain in-process and finished products is based on topographical measurements and technical studies that cover the different variables (density for bulk inventories and density and porosity for the remaining stock, among others), and related allowance.
•Estimates for obsolescence provisions to ensure that the carrying value of inventory is not in excess of the net realizable inventory valuation. (See Note 10).
Even though these estimates have been made on the basis of the best information available on the date of preparation of these consolidated financial statements, certain events may occur in the future and oblige their amendment (upwards or downwards) over the next few years, which would be made prospectively.

Government grants	3.35 Government grants The Company recognizes an unconditional government grant in the income statement as part of other income when the associated cash flows are received.